Impairment of goodwill and other non-current assets - Summary of Assumptions On Prices In Respect Of Products Sold In Cash Generating Unit (Detail)	12 Months Ended
Dec. 31, 2020 RUB (₽)
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel [member] | Rails [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	₽ 43,000
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel [member] | Rails [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	48,000
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel [member] | Rebar [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	30,000
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel [member] | Rebar [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	32,000
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel [member] | Billets [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	26,000
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel [member] | Billets [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	28,000
Izhstal [member] | Steel [member] | Billets [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	62,000
Izhstal [member] | Steel [member] | Billets [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	64,000
Izhstal [member] | Steel [member] | Long Products [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	57,000
Izhstal [member] | Steel [member] | Long Products [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	61,000
Yakutugol [member] | Mining [member] | Coking Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	3,500
Yakutugol [member] | Mining [member] | Coking Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	3,500
Yakutugol [member] | Mining [member] | Steam Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	1,300
Yakutugol [member] | Mining [member] | Steam Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	2,400
Southern Kuzbass Coal Company (SKCC) [member] | Mining [member] | Coking Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	4,000
Southern Kuzbass Coal Company (SKCC) [member] | Mining [member] | Coking Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	4,400
Southern Kuzbass Coal Company (SKCC) [member] | Mining [member] | Steam Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	800
Southern Kuzbass Coal Company (SKCC) [member] | Mining [member] | Steam Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	1,000
Southern Kuzbass Coal Company (SKCC) [member] | Mining [member] | Anthracite [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	3,100
Southern Kuzbass Coal Company (SKCC) [member] | Mining [member] | Anthracite [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	3,200
Bratsk Ferroalloy Plant (BFP) [member] | Steel [member] | Ferrosilicon [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	62,000
Bratsk Ferroalloy Plant (BFP) [member] | Steel [member] | Ferrosilicon [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	72,000
Kuzbass Power Sales Company [member] | Power [member] | Electricity [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	3,100
Kuzbass Power Sales Company [member] | Power [member] | Electricity [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	₽ 3,600